Segment Reporting - Condensed Consolidated Income Statement (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment reporting income statement

	Q2 2026				Q2 2025
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	658.8	6.9	-2.9	662.8	311.2	8.9	-4.9	315.2
Port expenses, bunkers and commissions	-146.8	—	—	-146.8	-103.0	—	—	-103.0
Other cost of goods and services sold	—	-4.9	1.7	-3.2	—	-5.2	3.3	-1.9
Operating expenses	-72.9	—	0.3	-72.6	-64.7	—	0.4	-64.3
Profit from sale of vessels	—	—	—	—	4.9	—	0.5	5.4
Administrative expenses	-22.2	-2.0	—	-24.2	-22.3	-2.2	—	-24.5
Other operating income and expenses	-0.5	0.1	—	-0.4	-0.1	—	—	-0.1
Depreciation and amortization	-60.2	-0.3	—	-60.5	-51.9	-0.3	—	-52.2
Operating profit (EBIT)	356.2	-0.2	-0.9	355.1	74.1	1.2	-0.7	74.6

Financial income	2.3	—	—	2.3	3.6	—	—	3.6
Financial expenses	-18.2	-0.1	—	-18.3	-17.8	—	—	-17.8
Profit before tax	340.3	-0.3	-0.9	339.1	59.9	1.2	-0.7	60.4

Tax	-0.9	0.1	—	-0.8	-1.6	-0.1	—	-1.7
Net profit for the period	339.4	-0.2	-0.9	338.3	58.3	1.1	-0.7	58.7

	Q1-Q2 2026				Q1-Q2 2025				FY 2025
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	1,054.6	15.0	-4.8	1,064.8	624.5	28.5	-8.7	644.3	1,314.2	37.2	-11.9	1,339.5
Port expenses, bunkers and commissions	-256.5	—	—	-256.5	-202.3	—	—	-202.3	-404.5	—	—	-404.5
Other cost of goods and services sold	—	-10.8	2.8	-8.0	—	-18.7	5.7	-13.0	—	-24.6	7.5	-17.1
Operating expenses	-140.7	—	0.4	-140.3	-131.2	—	0.5	-130.7	-253.1	—	0.7	-252.4
Profit from sale of vessels	4.0	—	—	4.0	14.0	—	0.9	14.9	17.8	—	1.2	19.0
Administrative expenses	-43.3	-3.9	—	-47.2	-46.4	-4.1	—	-50.5	-106.5	-7.3	—	-113.8
Other operating income and expenses	-0.5	0.2	—	-0.3	-0.3	—	—	-0.3	—	0.1	—	0.1
Depreciation and amortization	-119.2	-0.9	—	-120.1	-104.9	-0.5	—	-105.4	-213.5	-1.0	—	-214.5
Operating profit (EBIT)	498.4	-0.4	-1.6	496.4	153.4	5.2	-1.6	157.0	354.4	4.4	-2.5	356.3

Financial income	3.9	—	—	3.9	7.4	0.1	—	7.5	13.1	0.2	—	13.3
Financial expenses	-37.1	-0.1	—	-37.2	-35.6	-0.1	—	-35.7	-74.2	-0.2	—	-74.4
Profit before tax	465.2	-0.5	-1.6	463.1	125.2	5.2	-1.6	128.8	293.3	4.4	-2.5	295.2

Tax	-2.6	0.2	—	-2.4	-6.5	-0.7	—	-7.2	-8.5	-0.7	—	-9.2
Net profit for the period	462.6	-0.3	-1.6	460.7	118.7	4.5	-1.6	121.6	284.8	3.7	-2.5	286.0